                             OCC ACCUMULATION TRUST

                                EQUITY PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2000

                                              MANAGED BY

                                                  [LOGO]

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                                   MANAGED BY

                                     [LOGO]

                            2000 SEMI-ANNUAL REPORT

The Equity Portfolio (the "Portfolio") declined 5.8% during the first half of 2000 in a generally lower stock market. This performance compared with a decrease of 0.4% for the Standard & Poor's 500 Index (the "S&P 500"). The S&P 500 is an unmanaged index of 500 of the largest corporations weighted by market capitalization.

The Portfolio trailed the S&P 500 in the first quarter. Performance significantly improved in the second quarter, preserving capital as the market declined. Compared with a decrease of 2.7% in the S&P 500 for the second quarter, the Portfolio declined 2.0%. Our second quarter performance stood up well against value investing indices, such as the Russell 1000 Value Index, which fell 4.7% during the quarter.

Worries over higher interest rates, the near-term economic outlook and corporate earnings growth combined to keep markets mixed and highly volatile throughout the first half of 2000. Economically sensitive, old-economy stocks continued to feel market pressure, with the Dow Jones Industrial Average declining 8.5% during the six month period. Technology stocks, which had performed strongly in the first quarter, faltered in the second, exacerbated by fallout from a judge's ruling in early June that Microsoft violated federal antitrust laws.

Among the Portfolio's holdings, those that contributed positively to performance in the half included Kroger (supermarket chain) and Household International (financial services). Kroger's share price advanced 17%, reflecting investor recognition of the company's strong management and aggressive strategy in a consolidating supermarket industry. Household International rose 13%, driven by better-than-expected revenue growth.

Detractors from performance included Freddie Mac (mortgage origination and securitization) and Computer Associates International (software). In addition to being hit by investor worries over interest rates, Freddie Mac's stock suffered due to concerns that Congress might restrict the company's investment and lending programs. We believe these concerns are overstated and remain bullish on the company's outlook. Computer Associates' share price fell due to an earnings slowdown in the software industry.

The Portfolio had a difficult period during the twelve months ended June 30, 2000, decreasing 11.8% compared with a 7.3% increase for the S&P 500. For the majority of this twelve month period, the market was dominated by the dramatic rise of highly valued Internet issues and other technology companies, some of which have not yet achieved positive earnings. Undervalued quality companies of the type owned by the Portfolio languished for most of the period. Because many tech stocks have been too richly priced versus their intrinsic values, they do not meet our investment criteria and we believe they entail excessive risks. We are therefore underweighted in the sector and did not participate significantly in its rise, nor suffer substantially in its subsequent downturn.

The Portfolio's underperformance for the twelve months dampened our relative returns for the three- and five-year periods. For the three years ended
June 30, 2000, the Portfolio provided an average annual total return of 6.4%, compared with 19.7% for the S&P 500. The Portfolio's average annual total return of 13.7% for the five years ended June 30, 2000 compared to 23.8% for the S&P
500. In the 10 years ended June 30, 2000, the Portfolio provided an average annual total return of 14.4% versus 17.8% for the S&P 500. From its inception on August 1, 1988 through June 30, 2000, the Portfolio delivered an average annual total return of 14.4%* compared with 18.1% for the S&P 500 Index. Returns for the Portfolio take into account expenses incurred by the Portfolio, but not other charges imposed by the Variable Accounts.

    * Based on results of the OCC Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present OCC Accumulation Trust (the "Present Trust")--at which time the Present Trust commenced operations. The total net assets of the Equity Portfolio immediately after the transaction were $86,789,755 in the Old Trust and $3,764,598 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Equity Portfolio of the Present Trust reflect the performance of the Equity Portfolio of the Old Trust.

In managing the Portfolio, we seek to control risk and provide excellent long-term performance by investing in a diversified group of companies chosen for their superior business characteristics, including high cash flow and favorable earnings prospects, together with reasonable market valuations.

During the first half of 2000, we established a position in Staples, the office supplies company. We originally considered purchasing the stock when it traded in the low 20s, but rejected the idea because we thought the company's Internet strategy was costly and flawed. The stock subsequently declined to a more reasonable valuation. In addition, the company's Internet outlook improved and its European operations moved toward break-even. Based on these factors, we bought the stock, and it has performed well.

Other recent purchases include Bristol-Myers Squibb (drugs & medical products), Chevron (oil/gas), Gap (retail), Motorola (telecommunications), Texaco (oil/gas) and Tribune (publishing).

Sales included Anadarko Petroleum (energy), Becton, Dickinson (drugs & medical products), Compaq Computer (technology), Conseco (insurance), Diageo (food services) and May Department Stores (retail).

At June 30, 2000, the Portfolio's net assets were allocated 92.6% to common stock and 5.2% to short-term investments, essentially unchanged from six months earlier. The Portfolio's five largest equity positions were Kroger, a supermarket chain, representing 4.8% of the Portfolio's net assets; Freddie Mac, which originates and securitizes home mortgages, 4.7% of net assets; Computer Associates, which designs and markets computer software, 4.0% of net assets; McDonald's, a premier fast-food company with growing global markets, 3.8% of net assets; and WorldCom, a leading telecommunications company, 3.8% of net assets.

Major industry positions at the end of June were financial services, representing 14.1% of the Portfolio's net assets; telecommunications, 9.5% of net assets; banking, 8.8% of net assets; retail, 8.2% of net assets; and drugs & medical products, 6.3% of net assets.

Looking ahead, the volatility that has characterized the stock market in recent months does not appear likely to abate in the near future. We remain confident that our disciplined value style, which focuses on owning quality businesses with high cash flow and favorable earnings prospects, will help control risk and generate excellent long-term results.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

  SHARES                                                                      VALUE
  ------                                                                   -----------
             COMMON STOCK -- 92.6%
             AEROSPACE/DEFENSE -- 1.9%
    34,500   Boeing Co. .................................................  $ 1,442,531
                                                                           -----------

             AIRLINES -- 1.2%
    33,600   AMR Corp.* .................................................      888,300
                                                                           -----------

             BANKING -- 8.8%
    41,250   Chase Manhattan Corp.* .....................................    1,900,078
    61,507   FleetBoston Financial Corp. ................................    2,091,238
    65,330   Wells Fargo & Co. ..........................................    2,531,537
                                                                           -----------
                                                                             6,522,853
                                                                           -----------

             CHEMICALS -- 2.8%
    48,000   du Pont (E.I.) de Nemours & Co. ............................    2,100,000
                                                                           -----------

             COMPUTER SERVICES -- 2.7%
    62,000   Compuware Corp.* ...........................................      643,250
    11,500   Electronic Data System Corp. ...............................      474,375
    30,835   Sabre Holdings Corp. .......................................      878,798
                                                                           -----------
                                                                             1,996,423
                                                                           -----------

             CONGLOMERATES -- 3.8%
    26,000   Minnesota Mining & Manufacturing Co. .......................    2,145,000
    12,500   Textron, Inc. ..............................................      678,906
                                                                           -----------
                                                                             2,823,906
                                                                           -----------

             CONSUMER PRODUCTS -- 0.6%
    10,000   Avon Products, Inc. ........................................      445,000
                                                                           -----------

             DRUGS & MEDICAL PRODUCTS -- 6.3%
    31,800   American Home Products Corp. ...............................    1,868,250
    14,200   Bristol-Myers Squibb Co. ...................................      827,150
    38,400   Pharmacia Corp. ............................................    1,984,800
                                                                           -----------
                                                                             4,680,200
                                                                           -----------

             ELECTRONICS -- 3.8%
    19,500   Emerson Electric Co. .......................................    1,177,312
    16,000   Rockwell International Corp. ...............................      504,000
    26,300   Solectron Corp.* ...........................................    1,101,313
                                                                           -----------
                                                                             2,782,625
                                                                           -----------

             ENERGY -- 1.2%
    25,900   Unocal Corp. ...............................................      857,937
                                                                           -----------

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                            (UNAUDITED) (CONTINUED)

  SHARES                                                                      VALUE
  ------                                                                   -----------
             COMMON STOCK (CONTINUED)
             FINANCIAL SERVICES -- 14.1%
    33,585   Citigroup, Inc. ............................................  $ 2,023,496
    41,412   Countrywide Credit Industries, Inc. ........................    1,255,301
    85,620   Freddie Mac ................................................    3,467,610
    72,400   John Hancock Financial Services* ...........................    1,714,975
    48,600   Household International, Inc. ..............................    2,019,937
                                                                           -----------
                                                                            10,481,319
                                                                           -----------

             FOOD SERVICES -- 3.8%
    86,000   McDonald's Corp. ...........................................    2,832,625
                                                                           -----------

             HEALTH & HOSPITALS -- 2.1%
    10,000   Cardinal Health, Inc. ......................................      740,000
    30,000   Tenet HealthCare Corp. .....................................      810,000
                                                                           -----------
                                                                             1,550,000
                                                                           -----------

             INSURANCE -- 3.0%
    34,744   AFLAC, Inc. ................................................    1,596,053
    11,000   XL Capital Ltd. ............................................      595,375
                                                                           -----------
                                                                             2,191,428
                                                                           -----------

             LEISURE -- 0.4%
    14,500   Carnival Corp. .............................................      282,750
                                                                           -----------

             MACHINERY/ENGINEERING -- 1.5%
    33,000   Caterpillar, Inc. ..........................................    1,117,875
                                                                           -----------

             MANUFACTURING -- 2.4%
    61,000   Alcoa Inc.* ................................................    1,769,000
                                                                           -----------

             MEDIA/BROADCASTING -- 0.8%
    12,500   News Corp. Ltd. ADR++ ......................................      593,750
                                                                           -----------

             OFFICE EQUIPMENT -- 1.1%
    51,000   Staples, Inc. ..............................................      787,200
                                                                           -----------

             OIL/GAS -- 3.0%
    16,800   Chevron Corp. ..............................................    1,424,850
    15,000   Texaco, Inc. ...............................................      798,750
                                                                           -----------
                                                                             2,223,600
                                                                           -----------

             PUBLISHING -- 0.5%
     9,800   Tribune Co. ................................................      343,000
                                                                           -----------

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                            (UNAUDITED) (CONCLUDED)

  SHARES                                                                      VALUE
  ------                                                                   -----------
             COMMON STOCK (CONTINUED)
             RETAIL -- 8.2%
    53,300   CVS Corp. ..................................................  $ 2,132,000
    12,000   Gap, Inc. ..................................................      375,000
   161,000   Kroger Co.* ................................................    3,552,063
                                                                           -----------
                                                                             6,059,063
                                                                           -----------

             TECHNOLOGY -- 4.0%
    58,500   Computer Associates International, Inc. ....................    2,994,469
                                                                           -----------

             TELECOMMUNICATIONS -- 9.5%
    42,000   Bell Atlantic Corp.*+ ......................................    2,134,125
    30,500   Motorola, Inc. .............................................      886,406
    24,100   Sprint Corp. (FON Group)* ..................................    1,229,100
    61,500   WorldCom, Inc.* ............................................    2,821,313
                                                                           -----------
                                                                             7,070,944
                                                                           -----------

             TRANSPORTATION -- 3.7%
    45,000   Burlington Northern Santa Fe................................    1,032,188
    66,000   Canadian Pacific Ltd.* .....................................    1,728,375
                                                                           -----------
                                                                             2,760,563
                                                                           -----------

             WASTE DISPOSAL -- 1.4%
    55,000   Waste Management, Inc. .....................................    1,045,000
                                                                           -----------

             Total Common Stock (cost-$68,815,331).......................   68,642,361
                                                                           -----------

PRINCIPAL
  AMOUNT
  (000)
----------
             U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 5.2%
             Federal Home Loan Bank, 6.57%, 7/3/00
             (amortized cost-$3,842,597)........................................
    $3,844                                                                               3,842,597
                                                                                       -----------

             Total Investments (cost-$72,657,928).....................     97.8%        72,484,958
             Other assets less liabilities............................      2.2          1,609,372
                                                                         ------        -----------
             Net Assets...............................................    100.0%       $74,094,330
                                                                         ======        ===========

------------------------

* Non-income producing security
++ Preferred Stock
+ Effective July 3, 2000, the name of this company changed to Verizon Communications
ADR - American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS:
Investments, at value (cost-$72,657,928)....................  $72,484,958
Cash........................................................        1,789
Receivable for investments sold.............................    1,787,103
Receivable from shares of beneficial interest sold..........       75,456
Dividends receivable........................................       55,682
Prepaid expenses............................................        1,413
                                                              -----------
  Total Assets..............................................   74,406,401
                                                              -----------

LIABILITIES:
Payable for investment purchased............................      225,558
Payable for shares of beneficial interest redeemed..........       21,113
Investment advisory fee payable.............................       49,459
Trustees' retirement plan payable...........................        7,079
Accrued expenses............................................        8,862
                                                              -----------
  Total Liabilities.........................................      312,071
                                                              -----------
  Net Assets................................................  $74,094,330
                                                              ===========

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited
  number authorized)........................................  $    23,955
Paid-in-capital in excess of par............................   74,941,672
Accumulated undistributed net investment income.............      280,143
Accumulated net realized loss on investments................     (978,470)
Net unrealized depreciation of investments..................     (172,970)
                                                              -----------
  Net Assets................................................  $74,094,330
                                                              ===========
Shares outstanding..........................................    2,395,539
                                                              -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE.....................................................       $30.93
                                                              ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of $5,503)....  $   491,755
  Interest..................................................      114,315
                                                              -----------
    Total investment income.................................      606,070
                                                              -----------
EXPENSES:
  Investment advisory fees..................................      281,366
  Custodian fees............................................       11,802
  Trustees' fees and expenses...............................        9,863
  Audit and tax service fees................................        8,280
  Transfer agent fees.......................................        3,736
  Reports to shareholders...................................        3,435
  Legal fees................................................        1,216
  Insurance expense.........................................        1,000
  Miscellaneous.............................................          940
                                                              -----------
    Total expenses..........................................      321,638
    Less: expense offset....................................          (98)
                                                              -----------
    Net expenses............................................      321,540
                                                              -----------
      Net investment income.................................      284,530
                                                              -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments..........................     (933,560)
  Net change in unrealized appreciation/depreciation of
  investments...............................................   (2,939,885)
                                                              -----------
    Net realized and unrealized loss on investments.........   (3,873,445)
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(3,588,915)
                                                              ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED
                                                              JUNE 30, 2000      YEAR ENDED
                                                               (UNAUDITED)    DECEMBER 31, 1999
                                                              -------------   -----------------
OPERATIONS:
Net investment income.......................................   $   284,530       $   533,161
Net realized gain (loss) on investments.....................      (933,560)        6,898,512
Net change in unrealized appreciation/depreciation of
  investments...............................................    (2,939,885)       (6,428,576)
                                                               -----------       -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................    (3,588,915)        1,003,097
                                                               -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................      (537,546)         (496,364)
Net realized gains..........................................    (6,943,422)       (2,260,410)
                                                               -----------       -----------
  Total dividends and distributions to shareholders.........    (7,480,968)       (2,756,774)
                                                               -----------       -----------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares........................    20,582,849        34,572,394
Reinvestment of dividends and distributions.................     7,480,968         2,756,774
Cost of shares redeemed.....................................   (13,411,817)      (13,773,989)
                                                               -----------       -----------
  Net increase in net assets from share transactions........    14,652,000        23,555,179
                                                               -----------       -----------

    Total increase in net assets............................     3,582,117        21,801,502

NET ASSETS:
Beginning of year...........................................    70,512,213        48,710,711
                                                               -----------       -----------
End of period (including undistributed net investment income
  of $280,143 and $533,159, respectively)...................   $74,094,330       $70,512,213
                                                               ===========       ===========
SHARES ISSUED AND REDEEMED:
Issued......................................................       655,293           902,799
Issued in reinvestment of dividends and distributions.......       262,214            77,459
Redeemed....................................................      (399,385)         (361,604)
                                                               -----------       -----------
  Net increase..............................................       518,122           618,654
                                                               ===========       ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                    SIX MONTHS
                                       ENDED                                 YEAR ENDED DECEMBER 31,
                                   JUNE 30, 2000       --------------------------------------------------------------------
                                    (UNAUDITED)          1999           1998           1997           1996           1995
                                   -------------       --------       --------       --------       --------       --------
Net asset value, beginning of
  period.........................      $37.56           $38.70         $36.52         $30.07         $25.05         $18.12
                                      -------          -------        -------        -------        -------         ------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income............        0.13             0.25           0.39           0.39           0.21           0.31
Net realized and unrealized gain
  (loss) on investments..........       (2.65)            0.62           3.84           7.34           5.52           6.71
                                      -------          -------        -------        -------        -------         ------
  Total income (loss) from
    investment operations........       (2.52)            0.87           4.23           7.73           5.73           7.02
                                      -------          -------        -------        -------        -------         ------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income..........       (0.30)           (0.36)         (0.39)         (0.28)         (0.24)         (0.09)
  Net realized gains.............       (3.81)           (1.65)         (1.66)         (1.00)         (0.47)            --
                                      -------          -------        -------        -------        -------         ------
  Total dividends and
    distributions to
    shareholders.................       (4.11)           (2.01)         (2.05)         (1.28)         (0.71)         (0.09)
                                      -------          -------        -------        -------        -------         ------
Net asset value, end of period...      $30.93           $37.56         $38.70         $36.52         $30.07         $25.05
                                      =======          =======        =======        =======        =======         ======
TOTAL RETURN (1).................        (5.8)%            2.5%          11.9%          26.6%          23.4%          38.9%
                                      =======          =======        =======        =======        =======         ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's)........................     $74,094          $70,512        $48,711        $28,820        $19,843         $9,036
Ratio of expenses to average net
  assets (2).....................        0.91%(4)         0.91%          0.94%          0.99%          0.93%(3)       0.72%(3)
Ratio of net investment income to
  average net assets.............        0.81%(4)         0.86%          1.36%          1.25%          1.29%(3)       1.74%(3)
Portfolio Turnover...............          37%              84%            29%            32%            36%            31%

------------------------------

(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2) Inclusive of expenses offset by earnings credits from custodian bank (See 1G in Notes to Financial Statements).

(3) During the fiscal years indicated above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratios of expenses to average net assets and the ratios of net investment income to average net assets would have been 1.05% and 1.17%, respectively, for the year ended December 31, 1996, and 1.26% and 1.20%, respectively, for the year ended December 31, 1995.

(4) Annualized.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

OCC Accumulation Trust (the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of: the Equity Portfolio (the "Portfolio"), the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the U.S. Government Income Portfolio, the Mid Cap Portfolio, and the Science & Technology Portfolio. OpCap Advisors (the "Adviser"), a wholly-owned subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The accompanying financial statement and notes thereto are those of the Portfolio. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Investment securities, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective method.

  (D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital or as a tax return of capital.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2000
                            (UNAUDITED) (CONTINUED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

  (E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) EXPENSE OFFSET

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits that reduce custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

  (H) TRUSTEES' RETIREMENT PLAN

The Trustees have adopted a Retirement Plan (the "Plan") effective January 1, 1999. The Plan provides for payments upon retirement to independent Trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent Trustee must serve for a minimum of seven years (or such lessor period as may be approved by the Board of Trustees) to become eligible to receive benefits. For the six months ended June 30, 2000, the Portfolio accrued $3,127 in connection with the Plan.

(2) INVESTMENT ADVISORY FEE

The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of 0.80% on the first $400 million of net assets, 0.75% on the next $400 million of net assets and 0.70% thereafter. The Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense to limit total operating expenses of the Portfolio to 1.00% of average net assets (net of any expense offset) on an annual basis.

(3) INVESTMENTS IN SECURITIES

For federal income tax purposes the cost of securities owned at June 30, 2000 was $72,657,928. Accordingly, net unrealized depreciation of investments of $172,970 was composed of gross appreciation of $4,834,496 for those investments having an excess of value over cost and gross depreciation of $5,007,466 for those investments having an excess of cost over value.

For the six months ended June 30, 2000, purchases and sales of investment securities, other than short-term securities, aggregated $30,784,704 and $24,762,354, respectively.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2000
                            (UNAUDITED) (CONCLUDED)

(4) ACQUISITION OF INVESTMENT ADVISER

On May 5, 2000 the general partners of PIMCO Advisors closed the transactions contemplated by the Implementation and Merger Agreement dated as of October 31, 1999 ("Implementation Agreement"), as amended March 3, 2000, with Allianz of America, Inc., Pacific Asset Management LLC, PIMCO Partners LLC, PIMCO Holding LLC, PIMCO Partners, G.P., and other parties to the Implementation Agreement. As a result of completing these transactions, PIMCO Advisors is now majority-owned indirectly by Allianz AG, with subsidiaries of Pacific Life Insurance Company retaining a significant minority interest. Allianz AG is a German based insurer. Pacific Life Insurance Company is a Newport Beach, California based insurer. For the Portfolio, the change of control as a result of the closing of the Implementation Agreement resulted in the automatic termination of the current investment advisory agreement with OpCap Advisors. Prior to the closing of the Implementation Agreement, the Board of Trustees and stockholders of the Portfolio approved a new agreement with OpCap Advisors to become effective upon the closing of the Implementation Agreement.

(5) SPECIAL MEETING OF SHAREHOLDERS

The Portfolio held a special meeting of shareholders on March 3, 2000. Shareholders voted to: 1) approve a new investment advisory agreement between OpCap Advisors and the Portfolio; 2) elect V. Lee Barnes, Paul Y. Clinton, Thomas W. Courtney, Lacy B. Herrmann, Joseph M. La Motta and Theodore Mason as Trustees of the Portfolio; and, 3) ratify the appointment of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending December 31, 2000.

The resulting vote count for each proposal is indicated below.

                                                                                       WITHHOLD
                                                              AFFIRMATIVE   AGAINST    AUTHORITY
                                                              -----------   --------   ---------

1. Approval of new Investment Advisory Agreement between
  OpCap Advisors and the Portfolio:.........................   1,712,379     46,604     92,303

2. Election of Trustees:
  V. Lee Barnes.............................................   1,779,441         --     71,845
  Paul Y. Clinton...........................................   1,769,965         --     81,321
  Thomas W. Courtney........................................   1,780,218         --     71,068
  Lacy B. Herrmann..........................................   1,779,356         --     71,930
  Joseph M. La Motta........................................   1,775,619         --     75,667
  Theodore T. Mason.........................................   1,780,218         --     71,068

3. Ratification of the appointment of PricewaterhouseCoopers
  LLP as the Portfolio's independent accountants for the
  fiscal year ending December 31, 2000......................  1,721,309    17,768    112,209

                             OCC ACCUMULATION TRUST
                          1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

TRUSTEES AND PRINCIPAL OFFICERS
Susan A. Murphy                                       President
Joseph M. LaMotta                                     Trustee and Chairman
V. Lee Barnes                                         Trustee
Paul Y. Clinton                                       Trustee
Thomas W. Courtney                                    Trustee
Lacy B. Herrmann                                      Trustee
Theodore T. Mason                                     Trustee
Steven Calabria                                       Vice President
Bernard H. Garil                                      Vice President
Jeffrey J. Hughes                                     Vice President
Eric V. Retzlaff                                      Vice President
Kenneth W. Corba                                      Vice President and Portfolio Manager
Mark F. Degenhart                                     Vice President and Portfolio Manager
Michael F. Gaffney                                    Vice President and Portfolio Manager
John C. Giusio, Jr.                                   Vice President and Portfolio Manager
Richard J. Glasebrook, II                             Vice President and Portfolio Manager
Colin Glinsman                                        Vice President and Portfolio Manager
Louis Goldstein                                       Vice President and Portfolio Manager
William Gross                                         Vice President and Portfolio Manager
Benjamin D. Gutstein                                  Vice President and Portfolio Manager
Vikki Hanges                                          Vice President and Portfolio Manager
Elisa A. Mazen                                        Vice President and Portfolio Manager
Dennis McKechnie                                      Vice President and Portfolio Manager
Jeffrey D. Parker                                     Vice President and Portfolio Manager
Brian S. Shlissel                                     Treasurer
Elliot M. Weiss                                       Secretary

INVESTMENT ADVISER
OpCap Advisors
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of this Trust's prospectus.